Parent Company - Summary of Condensed Statements of Comprehensive Income (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares	Dec. 31, 2021 KRW (₩) ₩ / shares
Dividends
Others	[1]	₩ (1,040,424)		₩ (736,112)	₩ (469,938)
Operating income		3,499,029	$ 2,710,324	4,430,524	3,659,749
Net income before income tax expense		3,517,453	2,724,595	4,547,570	3,687,045
Income tax income(loss)		890,559	689,821	1,178,496	924,766
Net income		2,626,894	2,034,774	3,369,074	2,762,279
Other comprehensive income(loss), net of tax		663,537	513,970	(239,819)	170,181
Total comprehensive income(loss)		₩ 3,290,431	$ 2,548,744	₩ 3,129,255	₩ 2,932,460
Basic earnings per share | (per share)		₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419
Diluted earnings per share | (per share)		₩ 3,230	$ 2,502	₩ 4,251	₩ 3,419
Parent company
Interest income
Bank subsidiaries		₩ 63,806		₩ 25,614	₩ 4,236
Other		786		0	0
Dividends
Bank subsidiaries		1,372,572		1,175,672	680,200
Non-bank subsidiaries		110,384		96,721	12,405
Others		(122,878)		(112,380)	(106,291)
Operating income		1,424,670		1,185,627	590,550
Non-operating loss		(1,043)		(1,363)	(305)
Net income before income tax expense		1,423,627		1,184,264	590,245
Income tax income(loss)		881		(1,015)	4,607
Net income		1,424,508		1,183,249	594,852
Other comprehensive income(loss), net of tax		18,916		(22,312)	(2,330)
Total comprehensive income(loss)		₩ 1,443,424		₩ 1,160,937	₩ 592,522
Basic earnings per share | ₩ / shares		₩ 1,754		₩ 1,499	₩ 730
Diluted earnings per share | ₩ / shares		₩ 1,754		₩ 1,499	₩ 730

[1]	Other expense includes 13,963 million Won, 14,664 million Won and 22,349 million Won for intangible asset amortization cost for the years ended December 31, 2021, 2022 and 2023 respectively. In addition, it includes 250,971 million Won, 388,895 million Won and 462,394 million Won for lease depreciation cost for the years ended December 31, 2021, 2022 and 2023, respectively.